Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	AMERICAN FUNDS GLOBAL BALANCED FUND
Entity Central Index Key	0001505612
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2019
Document Effective Date	Jan. 01, 2020
Prospectus Date	Jan. 01, 2020
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class T
Prospectus:
Trading Symbol	TFGBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-T
Prospectus:
Trading Symbol	TFBGX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-3
Prospectus:
Trading Symbol	GFBLX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-5E
Prospectus:
Trading Symbol	RGBHX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2E
Prospectus:
Trading Symbol	RGGHX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-E
Prospectus:
Trading Symbol	CBFEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-C
Prospectus:
Trading Symbol	CBFCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-A
Prospectus:
Trading Symbol	CBFAX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-2
Prospectus:
Trading Symbol	GBLFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-1
Prospectus:
Trading Symbol	GBLEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class C
Prospectus:
Trading Symbol	GBLCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-6
Prospectus:
Trading Symbol	RGBGX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-5
Prospectus:
Trading Symbol	RGBFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-4
Prospectus:
Trading Symbol	RGBEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-3
Prospectus:
Trading Symbol	RGBCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2
Prospectus:
Trading Symbol	RGBBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-1
Prospectus:
Trading Symbol	RGBLX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CBFFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class A
Prospectus:
Trading Symbol	GBLAX